Inventories, Net (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
VASO CORPORATION [Member]
Inventories, Net (Details) [Line Items]
Reserve for Slow Moving Inventory	$ 164,000	$ 163,000	$ 165,000